Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Gores Metropoulos II, Inc. - USD ($)	Dec. 31, 2021	Jan. 20, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 450,063,407		$ 0
Public warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	17,370,000	$ 16,300,000
Private placement warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	10,615,000	$ 10,000,000.0
Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	450,063,407
Fair Value, Recurring | Public warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(17,370,000)
Fair Value, Recurring | Private placement warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(10,615,000)
Fair Value, Recurring | Quoted Prices in Active Markets (Level 1) | Public warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(17,370,000)
Fair Value, Recurring | Quoted Prices in Active Markets (Level 1) | Private placement warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	0
Fair Value, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	0
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Public warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	0
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Private placement warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(10,615,000)
Fair Value, Recurring | Significant Other Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	0
Fair Value, Recurring | Significant Other Unobservable Inputs (Level 3) | Public warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	0
Fair Value, Recurring | Significant Other Unobservable Inputs (Level 3) | Private placement warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	$ 0